Research and development expenses	12 Months Ended
Dec. 31, 2018
Research and Development Expenses [Abstract]
Research and development expenses
15.	Research and development expenses

	December 31, 2018	December 31, 2017	December 31, 2016
Labour	$3,581,970	$1,971,945	$1,715,562
Materials	3,393,295	2,763,355	1,266,730
Government grants	(1,409,229)	(304,914)	(203,997)
	$5,566,036	$4,430,386	$2,778,295